Consolidated Statement of Cash Flows - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2015	Jun. 30, 2016	Jun. 30, 2015
Operating Activities:
Net Income		$ 666,896,000	$ 574,064,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		375,992,000	356,813,000
Change in deferred taxes, net		(25,696,000)	(72,560,000)
(Gain) loss on sale of investments		(5,749,000)	1,286,000
Stock Option Compensation Expense	$ 593,000	8,205,000	593,000
Investment in equity method investees, net		(28,292,000)	(3,533,000)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	168,463,000	(127,204,000)	(168,463,000)
Inventories, net	128,741,000	(26,867,000)	(128,741,000)
Prepaid expenses, other current and non-current assets	(68,165,000)	(91,512,000)	68,165,000
Accounts receivable, related parties	(25,969,000)	(26,791,000)	25,969,000
Accounts payable, related parties	48,724,000	61,826,000	48,724,000
Accounts payable, accrued expenses and other current and non-current liabilities	161,979,000	62,995,000	161,979,000
Income tax payable	(31,846,000)	13,645,000	(31,846,000)
Net cash provided by (used in) operating activities	832,450,000	857,448,000	832,450,000
Investing Activities:
Purchases of property, plant and equipment	417,751,000	(506,099,000)	(417,751,000)
Proceeds from sale of property, plant and equipment	6,314,000	8,106,000	6,314,000
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	100,591,000	(304,248,000)	(100,591,000)
Proceeds from divestitures	34,432,000	146,904,000	34,432,000
Net cash (used in) provided by investing activities	(477,596,000)	(655,337,000)	(477,596,000)
Financing Activities:
Proceeds from short-term debt and other financial liabilities	112,825,000	754,831,000	112,825,000
Repayments of short-term debt and other financial liabilities	128,635,000	(160,100,000)	(128,635,000)
Proceeds from short-term debtfrom related parties	53,001,000	43,185,000	53,001,000
Repayments of short-term debt from related parties	0
Proceeds from long-term debt and capital lease obligations (net of debt issuance costs of $178,593 in 2012 and $127,854 in 2011)	4,191,000	154,000	4,191,000
Repayments of long-term debt and capital lease obligations	138,625,000	(218,285,000)	(138,625,000)
Increase (decrease) of accounts receivable securitization program	(14,250,000)	(51,000,000)	14,250,000
Proceeds from exercise of stock options	53,762,000	20,938,000	53,762,000
Distributions to Noncontrolling interests	(123,754,000)	(144,772,000)	(123,754,000)
Contributions from noncontrolling interests	22,453,000	40,252,000	22,453,000
Payment of dividends [N]	263,244,000	277,176,000	263,244,000
Net cash (used in) provided by financing activities	(393,776,000)	(51,339,000)	(393,776,000)
Effect of exchange rate changes on cash and cash equivalents	(12,774,000)	22,463,000	(12,774,000)
Cash and Cash Equivalents:
Net (decrease) in cash and cash equivalents	(51,696,000)	173,235,000	(51,696,000)
Cash and cash equivalents at beginning of period	$ 549,500,000	549,500,000	549,500,000
Cash and cash equivalents at end of period		$ 722,735,000	$ 582,159,000